RETIREMENT BENEFITS - Funded Status and Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amounts recognized in AOCI
Subsidy received under the EGWP	$ 11	$ 40
U.S.
Change in plan assets
Plan assets at fair value at beginning of year	13,640
Plan assets at fair value at year end	13,296	13,640
Amounts recognized in AOCI
Net amount recognized in equity (pretax)	15	17
U.S. | Pension Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	13,815	13,453
Benefits earned during the year	0	0	$ 1
Interest cost on benefit obligation	351	378	469
Plan amendments	0	0
Actuarial (gain) loss	(447)	950
Benefits paid, net of participants’ contributions and government subsidy	(953)	(966)
Settlement gain	0	0
Curtailment gain	0	0
Foreign exchange impact and other	0	0
Projected benefit obligation at period end	12,766	13,815	13,453
Change in plan assets
Plan assets at fair value at beginning of year	13,309	12,717
Actual return on assets	565	1,502
Company contributions (reimbursements)	56	56
Benefits paid, net of participants’ contributions and government subsidy	(953)	(966)
Settlement gain	0	0
Foreign exchange impact and other	0	0
Plan assets at fair value at year end	12,977	13,309	12,717
Funded status of the plans at year end	211	(506)
Net amount recognized
Net amount recognized on the balance sheet	211	(506)
Amounts recognized in AOCI
Net transition obligation	0	0
Prior service (cost) benefit	(8)	(10)
Net actuarial (loss) gain	(6,575)	(7,132)
Net amount recognized in equity (pretax)	(6,583)	(7,142)
Accumulated benefit obligation at period end	12,765	13,812
U.S. | Postretirement Benefit Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	559	692
Benefits earned during the year	0	0	0
Interest cost on benefit obligation	13	17	24
Plan amendments	0	(104)
Actuarial (gain) loss	(28)	(18)
Benefits paid, net of participants’ contributions and government subsidy	(43)	(28)
Settlement gain	0	0
Curtailment gain	0	0
Foreign exchange impact and other	0	0
Projected benefit obligation at period end	501	559	692
Change in plan assets
Plan assets at fair value at beginning of year	331	345
Actual return on assets	9	29
Company contributions (reimbursements)	22	(15)
Benefits paid, net of participants’ contributions and government subsidy	(43)	(28)
Settlement gain	0	0
Foreign exchange impact and other	0	0
Plan assets at fair value at year end	319	331	345
Funded status of the plans at year end	(182)	(228)
Net amount recognized
Net amount recognized on the balance sheet	(182)	(228)
Amounts recognized in AOCI
Net transition obligation	0	0
Prior service (cost) benefit	92	101
Net actuarial (loss) gain	77	56
Net amount recognized in equity (pretax)	169	157
Accumulated benefit obligation at period end	501	559
Non-U.S.
Change in plan assets
Plan assets at fair value at beginning of year	8,977
Plan assets at fair value at year end	8,657	8,977
Non-U.S. | Pension Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	8,629	8,105
Benefits earned during the year	149	147	146
Interest cost on benefit obligation	268	246	287
Plan amendments	6	(4)
Actuarial (gain) loss	(344)	518
Benefits paid, net of participants’ contributions and government subsidy	(345)	(298)
Settlement gain	(124)	(110)
Curtailment gain	(30)	(14)
Foreign exchange impact and other	(208)	39
Projected benefit obligation at period end	8,001	8,629	8,105
Change in plan assets
Plan assets at fair value at beginning of year	7,831	7,556
Actual return on assets	217	584
Company contributions (reimbursements)	155	158
Benefits paid, net of participants’ contributions and government subsidy	(345)	(298)
Settlement gain	(124)	(110)
Foreign exchange impact and other	(120)	(59)
Plan assets at fair value at year end	7,614	7,831	7,556
Funded status of the plans at year end	(387)	(798)
Net amount recognized
Net amount recognized on the balance sheet	(387)	(798)
Amounts recognized in AOCI
Net transition obligation	0	0
Prior service (cost) benefit	5	12
Net actuarial (loss) gain	(1,400)	(1,863)
Net amount recognized in equity (pretax)	(1,395)	(1,851)
Accumulated benefit obligation at period end	7,559	8,116
Non-U.S. | Postretirement Benefit Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	1,390	1,384
Benefits earned during the year	6	7	8
Interest cost on benefit obligation	96	93	104
Plan amendments	0	0
Actuarial (gain) loss	(110)	30
Benefits paid, net of participants’ contributions and government subsidy	(78)	(64)
Settlement gain	0	0
Curtailment gain	0	0
Foreign exchange impact and other	(135)	(60)
Projected benefit obligation at period end	1,169	1,390	1,384
Change in plan assets
Plan assets at fair value at beginning of year	1,146	1,127
Actual return on assets	97	129
Company contributions (reimbursements)	8	9
Benefits paid, net of participants’ contributions and government subsidy	(78)	(64)
Settlement gain	0	0
Foreign exchange impact and other	(130)	(55)
Plan assets at fair value at year end	1,043	1,146	$ 1,127
Funded status of the plans at year end	(126)	(244)
Net amount recognized
Net amount recognized on the balance sheet	(126)	(244)
Amounts recognized in AOCI
Net transition obligation	0	0
Prior service (cost) benefit	47	63
Net actuarial (loss) gain	(182)	(348)
Net amount recognized in equity (pretax)	(135)	(285)
Accumulated benefit obligation at period end	1,169	1,390
Qualified | U.S. | Pension Plans
Change in plan assets
Funded status of the plans at year end	894	230
Net amount recognized
Benefit asset	894	230
Benefit liability	0	0
Net amount recognized on the balance sheet	894	230
Qualified | U.S. | Postretirement Benefit Plans
Change in plan assets
Funded status of the plans at year end	(182)	(228)
Net amount recognized
Benefit asset	0	0
Benefit liability	(182)	(228)
Net amount recognized on the balance sheet	(182)	(228)
Qualified | Non-U.S. | Pension Plans
Change in plan assets
Funded status of the plans at year end	(387)	(798)
Net amount recognized
Benefit asset	963	741
Benefit liability	(1,350)	(1,539)
Net amount recognized on the balance sheet	(387)	(798)
Qualified | Non-U.S. | Postretirement Benefit Plans
Change in plan assets
Funded status of the plans at year end	(126)	(244)
Net amount recognized
Benefit asset	165	25
Benefit liability	(291)	(269)
Net amount recognized on the balance sheet	(126)	(244)
Nonqualified | U.S. | Pension Plans
Change in plan assets
Funded status of the plans at year end	(683)	(736)
Net amount recognized
Net amount recognized on the balance sheet	(683)	(736)
Nonqualified | U.S. | Postretirement Benefit Plans
Change in plan assets
Funded status of the plans at year end	0	0
Net amount recognized
Net amount recognized on the balance sheet	0	0
Nonqualified | Non-U.S. | Pension Plans
Change in plan assets
Funded status of the plans at year end	0	0
Net amount recognized
Net amount recognized on the balance sheet	0	0
Nonqualified | Non-U.S. | Postretirement Benefit Plans
Change in plan assets
Funded status of the plans at year end	0	0
Net amount recognized
Net amount recognized on the balance sheet	$ 0	$ 0